Loans Due from Third Parties (Details) - Schedule of Loans Due from Third Parties - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total loans due from third parties	$ 23,922,785	$ 28,236,812
Golden Mountain Solution Inc. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	21,100,000	18,600,000
Golden Bridge Solution Inc. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	2,822,785	3,822,785
Xie Juan [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		500,000
Wei Yuzhog [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		500,000
Golden Tree Inc. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		100,000
Hunan Peiyuan Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		3,000,000
Li Xian [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		1,000,000
Lu Hongwen [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		714,027
Write Off [Member]
Related Party Transaction [Line Items]
Total loans due from third parties	(23,922,785)
Total [Member]
Related Party Transaction [Line Items]
Total loans due from third parties		$ 28,236,812